Organization and Background of Business - Additional Information (Details)	Mar. 31, 2024	Jan. 08, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity date of incorporation	Jan. 08, 2024	Jan. 08, 2024